Income Taxes (Details) - Schedule of accounting for income taxes - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Deferred tax assets:
Net operating loss carry forwards
Allowance for doubtful accounts	$ 517,835	457,649
Total deferred tax assets	517,835	457,649
Valuation allowance
Total deferred tax assets, net	$ 517,835	$ 457,649